CONVERTIBLE PROMISSORY NOTES (Details)	3 Months Ended				6 Months Ended
	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Statement [Line Items]
Convertible promissory notes, beginning			$ 1,433,846
Proceeds net of transaction costs		$ 251,360
Conversions		(1,347,348)
Fair value change	$ (67,459)	417,955		$ 627,202	$ (417,955)	$ 684,311
Interest expense		18,259
Accretion expenses		68,428
Foreign exchange (gain) loss		(2,317)
Convertible promissory notes, ending			$ 4,273
Promissory Note
Statement [Line Items]
Proceeds net of transaction costs		0
Conversions		0
Fair value change		0
Interest expense		0
Accretion expenses		0
Foreign exchange (gain) loss		(166)
Convertible promissory notes, beginning	11,738	11,904			11,904
Convertible promissory notes, ending		11,738
Convertible Promissory Note - Liability Component
Statement [Line Items]
Proceeds net of transaction costs		6,228
Conversions		(95,762)
Fair value change		(2,151)
Interest expense		18,259
Accretion expenses		68,428
Foreign exchange (gain) loss		(2,151)
Convertible promissory notes, beginning	88,874	91,721			91,721
Convertible promissory notes, ending		88,874
Derivative Liability
Statement [Line Items]
Proceeds net of transaction costs		917,137
Conversions		(1,251,586)
Fair value change		929,872
Interest expense		0
Accretion expenses		0
Foreign exchange (gain) loss		0
Convertible promissory notes, beginning	346,537	1,610,858			1,610,858
Convertible promissory notes, ending		346,537
Deferred Derivative Loss (Increase)
Statement [Line Items]
Proceeds net of transaction costs		(672,005)
Conversions		0
Fair value change		(509,766)
Interest expense		0
Accretion expenses		0
Foreign exchange (gain) loss		0
Convertible promissory notes, beginning	$ (442,876)	(280,637)			$ (280,637)
Convertible promissory notes, ending		$ (442,876)